Defined Benefit Pension Plans Schedule of Accumulated Benefit Obligation in Excess of the Fair Value of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 66,525	$ 69,966
Accumulated benefit obligation	60,452	64,671
Fair value of plan assets	$ 1,765	$ 5,860